Accruals And Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accruals and other Payables
1
1
. ACCRUALS AND OTHER PAYABLES

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	30,166	94,133	14,427
Accrued external research and development activities related expenses	144,000	218,583	33,499
Accrued initial public offering costs payable	17,504	—	—
Accrued private placement offering costs payable	—	128,786	19,737
Withholding IIT payable related to stock options	16,201	—	—
Non-refundable incentive payment from depositary bank (2)	—	2,424	371
Accrued traveling expenses, office expenses and others	65,682	116,632	17,875

	273,553	560,558	85,909

Non-current:
Non-refundable incentive payment from depositary bank (2)	—	7,474	1,145
Advance payment received from an employee for exercise of stock options	—	1,501	230

	—	8,975	1,375
Total	—	569,533	87,284

(2)
The Group received a
non-refundable
incentive payment of US$1,857 (equivalent to approximately RMB12,982) from depositary bank in April 2020. The amount was recorded ratably as other gains over a five-year arrangement period. For the year ended December 31, 2020, the Group has recorded RMB2,348 as other income in the consolidated statements of comprehensive income.